Exhibit 99.1

BAMLL Commercial Mortgage Securities Trust 2016-ASHF

Commercial Mortgage Pass-Through Certificates, Series 2016-ASHF

BAMLL Mezzanine Securities Trust 2016-ASHF MZ A

Commercial Mezzanine Pass-Through Certificates, Series 2016-ASHF MZ A

Report To:

Banc of America Merrill Lynch Large Loan, Inc.

Bank of America, N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

26 February 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Large Loan, Inc. Bank of America, N.A. Merrill Lynch, Pierce, Fenner & Smith Incorporated One Bryant Park New York, New York 10036	L

Re:

BAMLL Commercial Mortgage Securities Trust 2016-ASHF

Commercial Mortgage Pass-Through Certificates, Series 2016-ASHF (the “CMBS Certificates”)

BAMLL Mezzanine Securities Trust 2016-ASHF MZ A

Commercial Mezzanine Pass-Through Certificates, Series 2016-ASHF MZ A (the “Mezzanine Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Banc of America Merrill Lynch Large Loan, Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) and Mezzanine A Loan (as defined in Attachment A) that secure the CMBS Certificates and Mezzanine Certificates, respectively. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with the following information:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan or Mezzanine A Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with the attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan or Mezzanine A Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan or Mezzanine A Loan,
iii.	Whether the originator of the Mortgage Loan or Mezzanine A Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan or Mezzanine A Loan that would be material to the likelihood that the issuer of the CMBS Certificates or Mezzanine Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

26 February 2016

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The CMBS Certificates will represent beneficial interests in BAMLL Commercial Mortgage Securities Trust 2016-ASHF (the “CMBS Issuing Entity”) that will be established by the Depositor,
b.	The CMBS Issuing Entity’s assets will consist primarily of a single promissory note issued by seventeen (17) single purpose entity borrowers (collectively, the “Mortgage Borrowers”), evidencing an interest only floating rate loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, first mortgage liens on the Mortgage Borrowers’ interests in seventeen (17) full-service, select-service and extended stay hotel properties (the “Properties”),
d.	The Mortgage Loan has a related senior floating rate interest only mezzanine loan (the “Mezzanine A Loan”) and a related junior floating rate interest only mezzanine loan (the “Mezzanine B Loan,” together with the Mezzanine A Loan, the “Mezzanine Loans”),
e.	The Mezzanine Certificates will represent interests in BAMLL Mezzanine Securities Trust 2016-ASHF MZ A (the “Mezzanine Issuing Entity”) that will be established by the Depositor,
f.	The Mezzanine Issuing Entity’s assets will consist primarily of a promissory note issued by three (3) special purpose entities (collectively, the “Mezzanine A Borrowers”) evidencing the Mezzanine A Loan,
g.	The Mezzanine A Loan is secured by, among other things, pledges of the direct and indirect ownership interests of the Mezzanine A Borrowers in the Mortgage Borrowers and other single purpose and special purpose entities,
h.	The Mezzanine A Loan will be subordinate in priority of payment to the Mortgage Loan and
i.	The Mezzanine B Loan will be subordinate in priority of payment to the Mortgage Loan and the Mezzanine A Loan.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Attachment A Page 2 of 10

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 9 March 2016 (the “Cut-off Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

Using information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loans, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Cut-off Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 3 of 10

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine A Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine A Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date

of the Mortgage Loan and Mezzanine A Loan, both as shown on the Final Data File, we recalculated the “Original Term (Excluding Extensions)” of the Mortgage Loan and Mezzanine A Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date and
b.	Fully Extended Maturity Date

of the Mortgage Loan and Mezzanine A Loan, both as shown on the Final Data File, we recalculated the “Original Term (Including Extension Options)” of the Mortgage Loan and Mezzanine A Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Seasoning and
b.	Original Term (Excluding Extensions)

of the Mortgage Loan and Mezzanine A Loan, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Mortgage Loan and Mezzanine A Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Seasoning and
b.	Original Term (Including Extension Options)

of the Mortgage Loan and Mezzanine A Loan, both as shown on the Final Data File, we recalculated the “Remaining Term (Including Extensions)” of the Mortgage Loan and Mezzanine A Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 10

9.	With respect to the Mortgage Loan and Mezzanine Loans, the mortgage loan agreement, mezzanine A loan agreement and draft junior mezzanine financing agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loans are interest-only for their entire terms, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term (Excluding Extensions)” of the Mortgage Loan and Mezzanine A Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine A Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine A Loan (the “Original Amortization Term (Excluding Extensions)“),
c.	Use “0” for the remaining amortization term of the Mortgage Loan and Mezzanine A Loan (the “Remaining Amortization Term”),
d.	Use “0” for the full extended remaining amortization term of the Mortgage Loan and Mezzanine A Loan (the “Remaining Amortization Term (Including Extensions)”),
e.	Use the “Whole Loan Original Balance” of the Mortgage Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Cut-off Date (the “Whole Loan Cut-off Balance”) and
ii.	The principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Whole Loan Initial Maturity Balance”) and
f.	Use the “Mezzanine Debt Original Balance” of the Mezzanine Loans and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine Loans and each Property as of the Cut-off Date (the “Mezzanine Debt Cut-off Balance”) and
ii.	The principal balance of the Mezzanine Loans and each Property as of the “Initial Maturity Date” of the Mezzanine Loans (the “Mezzanine Debt Initial Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Whole Loan Cut-off Balance and
b.	Mezzanine Debt Cut-off Balance

of each Property, as applicable, both as shown on the Final Data File, we recalculated the:

i.	% of Pooled Trust Asset Balance and
ii.	Percentage of Cut-off Date Allocated Mezzanine Loan Amount

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 10

11.	Using the:
a.	Whole Loan Original Balance,
b.	Mezzanine Debt Original Balance,
c.	Whole Loan Cut-off Balance,
d.	Mezzanine Debt Cut-off Balance,
e.	Whole Loan Initial Maturity Balance,
f.	Mezzanine Debt Initial Maturity Balance,
g.	Whole Loan Margin and
h.	Mezzanine Margin

of the Mortgage Loan, Mezzanine Loans and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance,
ii.	Total Debt Cut-off Balance,
iii.	Total Debt Initial Maturity Balance and
iv.	Total Debt Margin

of the Total Debt associated with the Mortgage Loan and, with respect to items i., ii. and iii. above, of the Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Whole Loan Margin,
b.	Total Debt Margin,
c.	LIBOR Rounding Methodology,
d.	LIBOR Floor and
e.	LIBOR Cap

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and the LIBOR assumption of 0.50000% that was provided by the Depositor, we recalculated the:

i.	Whole Loan Interest Rate,
ii.	Total Debt Interest Rate,
iii.	Whole Loan Interest Rate (at LIBOR Cap) and
iv.	Total Debt Interest Rate (at LIBOR Cap)

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Interest Rate and
c.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 13., we recalculated the:

i.	Monthly Whole Loan Debt Service and
ii.	Annual Whole Loan Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 10

13. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service” of the Mortgage Loan as 1/12th of the product of:

i.	The “Whole Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Whole Loan Interest Rate” of the Mortgage Loan, as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service” of the Mortgage Loan as the product of:

i.	The “Whole Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Whole Loan Interest Rate” of the Mortgage Loan, as shown on the Final Data File, and
iii.	365/360.

14.	Using the:
a.	Total Debt Original Balance,
b.	Total Debt Interest Rate and
c.	Accrual Basis

of the Total Debt associated with the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 14., we recalculated the:

i.	Monthly Total Debt Debt Service and
ii.	Annual Total Debt Debt Service

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Debt Debt Service” of the Total Debt associated with the Mortgage Loan as 1/12th of the product of:

i.	The “Total Debt Original Balance” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File,
ii.	The “Total Debt Interest Rate” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Debt Service” of the Total Debt associated with the Mortgage Loan as the product of:

i.	The “Total Debt Original Balance” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File,
ii.	The “Total Debt Interest Rate” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File, and
iii.	365/360.

Attachment A Page 7 of 10

15.	Using the:

a. Whole Loan Original Balance,

b.	Whole Loan Interest Rate (at LIBOR Cap) and
c.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 15., we recalculated the:

i. Monthly Whole Loan Debt Service (at LIBOR Cap) and

ii. Annual Whole Loan Debt Service (at LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Whole Loan Debt Service (at LIBOR Cap)” of the Mortgage Loan as 1/12th of the product of:

i.	The “Whole Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Whole Loan Interest Rate (at LIBOR Cap)” of the Mortgage Loan, as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Whole Loan Debt Service (at LIBOR Cap)” of the Mortgage Loan as the product of:

i.	The “Whole Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Whole Loan Interest Rate (at LIBOR Cap)” of the Mortgage Loan, as shown on the Final Data File, and
iii.	365/360.

16.	Using the:
a.	Total Debt Original Balance,
b.	Total Debt Interest Rate (at LIBOR Cap) and
c.	Accrual Basis

of the Total Debt associated with the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 16., we recalculated the:

i.	Monthly Total Debt Debt Service (at LIBOR Cap) and
ii.	Annual Total Debt Debt Service (at LIBOR Cap)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 10

16. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Total Debt Debt Service (at LIBOR Cap)” of the Total Debt associated with the Mortgage Loan as 1/12th of the product of:

i.	The “Total Debt Original Balance” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File,
ii.	The “Total Debt Interest Rate (at LIBOR Cap)” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Total Debt Debt Service (at LIBOR Cap)” of the Total Debt associated with the Mortgage Loan as the product of:

i.	The “Total Debt Original Balance” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File,
ii.	The “Total Debt Interest Rate (at LIBOR Cap)” of the Total Debt associated with the Mortgage Loan, as shown on the Final Data File, and
iii.	365/360.

17.	Using the:

a. Annual Whole Loan Debt Service,

b. Annual Total Debt Debt Service,

c.	Annual Whole Loan Debt Service (at LIBOR Cap),
d.	Annual Total Debt Debt Service (at LIBOR Cap),
e.	Underwritten NOI ($) and
f.	Underwritten Net Cash Flow ($)

of the Mortgage Loan, Total Debt associated with the Mortgage Loan and Properties, as applicable, all as shown on the Final Data File, we recalculated the:

i. Whole Loan NOI DSCR,

ii.	Total Debt NOI DSCR,
iii.	Whole Loan NCF DSCR,
iv.	Total Debt NCF DSCR,
v.	Whole Loan NOI DSCR at LIBOR Cap,
vi.	Total Debt NOI DSCR at LIBOR Cap,
vii.	Whole Loan NCF DSCR at LIBOR Cap and
viii.	Total Debt NCF at LIBOR Cap

of the Mortgage Loan and the Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through viii. above to two decimal places and
b.	Use the recalculated value for each characteristic listed in items i. through viii. above for the Mortgage Loan as the value for each of the characteristics listed in items i. through viii. for each Property.

Attachment A Page 9 of 10

18.	Using the:
a.	Whole Loan Cut-off Balance,
b.	Total Debt Cut-off Balance,
c.	Underwritten NOI ($) and
d.	Underwritten Net Cash Flow ($)

of the Mortgage Loan, Total Debt associated with the Mortgage Loan and the Properties, as applicable, all as shown on the Final Data File, we recalculated the:

i. Whole Loan NOI DY,

ii.	Total Debt NOI DY,
iii.	Whole Loan NCF DY and
iv.	Total Debt NCF DY

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iv. above to the nearest 1/10th of one percent and
b.	Use the recalculated value for each characteristic listed in items i. through iv. above for the Mortgage Loan as the value for each of the characteristics listed in items i. through iv. for each Property.

19.	Using the:

a. Whole Loan Cut-off Balance,

b. Total Debt Cut-off Balance,

c. Whole Loan Initial Maturity Balance,

d. Total Debt Initial Maturity Balance and

e. Appraised Value ($)

of the Mortgage Loan, Total Debt associated with the Mortgage Loan and Properties, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Current Whole Loan LTV,
ii.	Current Total Debt LTV,
iii.	Maturity Whole Loan LTV and
iv.	Maturity Total Debt LTV

of the Mortgage Loan and Total Debt associated with the Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iv. above to the nearest 1/10th of one percent and
b.	Use the recalculated value for each characteristic listed in items i. through iv. above for the Mortgage Loan as the value for each of the characteristics listed in items i. through iv. for each Property.

Attachment A Page 10 of 10

20.	Using the:
a.	Whole Loan Cut-off Balance,
b.	Total Debt Cut-off Balance,
c.	Appraised Value ($) and
d.	Units

of the Mortgage Loan, Total Debt associated with the Mortgage Loan and Properties, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan Loan Per Unit,
ii.	Total Debt Loan Per Unit and
iii.	Appraised Value ($) / Unit

of the Mortgage Loan, Total Debt associated with the Mortgage Loan and each Property, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iii. above to the nearest whole dollar value and
b.	Use the recalculated value for each characteristic listed in items i. and ii. above for the Mortgage Loan as the value for each of the characteristics listed in items i. and ii. for each Property.

21.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate,
c.	Trustee & Paying Agent Fee,
d.	Subservicer Fee and
e.	CREFC Royalty Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.	Using the:
a.	Admin. Fee and
b.	Whole Loan Margin

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Trust Asset Margin” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Document Title	Document Date

Mortgage Loan Promissory Note	2 December 2015

Mortgage Loan Agreement	2 December 2015

Mezzanine A Loan Agreement	2 December 2015

Draft Junior Mezzanine Financing Agreement (see Note 1)	Not Dated

Interest Rate Cap Agreement	2 December 2015

Settlement Statement	2 December 2015

Guaranty Agreement	2 December 2015

Cash Management Agreement	2 December 2015

Bloomberg Screen Shot for LIBOR Cap Counterparty Rating	25 January 2016

Property Source Documents

Document Title	Document Date

Appraisal Reports	Various

Engineering Reports	Various

Environmental Phase I Reports	Various

Underwriting Summary	29 January 2016

Seismic Reports	Various

Management Agreements	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Document Title	Document Date

Management Agreement Abstracts	Various

Final Title Policies	Various

Franchise Agreements	Various

Franchise Agreement Abstracts	Various

USPS Internet Site (www.usps.gov)	Not Applicable

Note:

1.	The Depositor instructed us to treat the draft junior mezzanine financing agreement Source Document as fully executed.

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type (see Note 2)	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Units	Underwriting Summary
Unit Type	Appraisal Report
Occupancy	Underwriting Summary
Occupancy Date	Underwriting Summary
Ownership Interest	Final Title Policy

Third Party Information:

Characteristic	Source Document

Appraised Value ($)	Appraisal Report
Appraisal Type	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report
Engineering Report Date	Engineering Report
Seismic Report Date (see Note 3)	Seismic Report
Seismic PML% (see Note 3)	Seismic Report

Exhibit 2 to Attachment A Page 2 of 8

Hotel Operating Statistics:

Characteristic	Source Document

2012 Occupancy %	Underwriting Summary
2012 ADR	Underwriting Summary
2012 RevPAR	Underwriting Summary
2013 Occupancy %	Underwriting Summary
2013 ADR	Underwriting Summary
2013 RevPAR	Underwriting Summary
2014 Occupancy %	Underwriting Summary
2014 ADR	Underwriting Summary
2014 RevPAR	Underwriting Summary
Most Recent Occupancy % (Hotel Only)	Underwriting Summary
Most Recent ADR	Underwriting Summary
Most Recent RevPAR	Underwriting Summary
UW Occupancy %	Underwriting Summary
UW ADR	Underwriting Summary
UW RevPAR	Underwriting Summary

Underwriting Information: (see Note 4)

Characteristic	Source Document

2012 Revenues	Underwriting Summary
2012 Total Expenses	Underwriting Summary
2012 NOI	Underwriting Summary
2012 NCF ($)	Underwriting Summary
2013 Revenues	Underwriting Summary
2013 Total Expenses	Underwriting Summary
2013 NOI	Underwriting Summary
2013 NCF ($)	Underwriting Summary
2014 Revenues	Underwriting Summary
2014 Total Expenses	Underwriting Summary
2014 NOI	Underwriting Summary
2014 NCF ($)	Underwriting Summary
Most Recent Revenues	Underwriting Summary
Most Recent Total Expenses	Underwriting Summary
Most Recent NOI	Underwriting Summary
Most Recent NCF ($)	Underwriting Summary
As of	Underwriting Summary
Underwritten Total Revenue ($)	Underwriting Summary
Underwritten Total Expenses ($)	Underwriting Summary
Underwritten NOI ($)	Underwriting Summary
Underwritten Capital Items ($)	Underwriting Summary
Underwritten Net Cash Flow ($)	Underwriting Summary
Underwritten Economic Occupancy	Underwriting Summary

Exhibit 2 to Attachment A Page 3 of 8

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Settlement Statement
Monthly Tax Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Settlement Statement
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Escrow Cap	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Mortgage Loan Agreement
Upfront Capex Reserve	Settlement Statement
Initial TI/LC Amount	Settlement Statement
Monthly TI/LC Reserve	Mortgage Loan Agreement
TI/LC Reserve Cap	Mortgage Loan Agreement
Terms/Description of Springing TI/LC Reserve (If applicable)	Mortgage Loan Agreement
Other Escrow Description	Settlement Statement
Other Escrow Initial Amount	Settlement Statement
Other Escrow Monthly Amount	Mortgage Loan Agreement
Other Escrow Monthly Cap	Mortgage Loan Agreement
Terms/Description of Springing Other Escrow (If applicable)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 8

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Name	Mortgage Loan Promissory Note
Note Date	Mortgage Loan Promissory Note
Whole Loan Original Balance	Mortgage Loan Agreement
Whole Loan Margin	Mortgage Loan Agreement
Amortization Type (During Initial Term and Extended Term) (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Accrual Basis (see Note 6)	Mortgage Loan Agreement, Mezzanine A Loan Agreement and Draft Junior Mezzanine Financing Agreement
First Payment Date (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Initial Maturity Date (see Note 6)	Mortgage Loan Agreement, Mezzanine A Loan Agreement and Draft Junior Mezzanine Financing Agreement
Extension Options (Yes/No) (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Extension Options Description (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Fully Extended Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
First Extension Fee (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Second Extension Fee (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Third Extension Fee (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Fourth Extension Fee (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Extension Test Description (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Extension Spread Increase (Yes/No) (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Extension Spread Increase Description (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Exit Fees (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Payment Day of Month (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Payment Date Business Day (Convention) (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Payment Grace Period Event of Default (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Payment Grace Period Event of Late Fee (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement

Exhibit 2 to Attachment A Page 5 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Balloon Grace Period Event of Default (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Balloon Grace Period Event of Late Fee (see Notes 5 and 7)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Interest Accrual Period Start (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Interest Accrual Period End (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Interest Rate Adjustment Frequency (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
LIBOR Rounding Methodology (see Note 6)	Mortgage Loan Agreement, Mezzanine A Loan Agreement and Draft Junior Mezzanine Financing Agreement
LIBOR Lookback Days (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
LIBOR Floor (see Note 6)	Mortgage Loan Agreement, Mezzanine A Loan Agreement and Draft Junior Mezzanine Financing Agreement
LIBOR Cap (see Note 6)	Interest Rate Cap Agreement and Draft Junior Mezzanine Financing Agreement
LIBOR Cap After Extension (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
LIBOR Cap Expiration Date (see Note 5)	Interest Rate Cap Agreement
LIBOR Cap Provider (see Note 5)	Interest Rate Cap Agreement
LIBOR Cap Provider Rating (Moody's/S&P/Fitch) (see Note 5)	Bloomberg Screen Shot for LIBOR Cap Counterparty Rating
Prepayment String (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Lockout Payments (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
SM Payments (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Open Payments (see Note 5)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Prepay Period End Date (see Notes 5 and 8)	Mortgage Loan Agreement and Mezzanine A Loan Agreement
Partially Prepayable without Penalty	Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Mortgage Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
Substitution Provision Description	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 6 of 8

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

LockBox (Y/N)	Mortgage Loan Agreement and Cash Management Agreement
Lockbox Type (see Note 9)	Mortgage Loan Agreement and Cash Management Agreement
Cash Management (see Note 10)	Mortgage Loan Agreement and Cash Management Agreement
Principal / Loan Sponsor	Guaranty Agreement
Property Management	Management Agreement
Loan Purpose	Settlement Statement

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, we were instructed by the Depositor to ignore differences that are standard postal abbreviations.

2.	For the Property identified on the Preliminary Data File as “Hampton Inn Evansville” (the “Hampton Inn Evansville Property”), the appraisal report Source Document indicates that the property sub-type is “Limited-Service.” For the Hampton Inn Evansville Property, the Depositor instructed us to use “Select-Service” for the “Property Sub-Type” characteristic.

3.	The Depositor instructed us to perform procedures on the “Seismic Report Date” and “Seismic PML %” characteristics only for Properties where we received a related seismic report Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

Exhibit 2 to Attachment A Page 7 of 8

Notes: (continued)

5.	For the purpose of comparing the:
a.	Amortization Type (During Initial Term and Extended Term),
b.	First Payment Date,
c.	Extension Options (Yes/No),
d.	Extension Options Description,
e.	Fully Extended Maturity Date,
f.	First Extension Fee,
g.	Second Extension Fee,
h.	Third Extension Fee,
i.	Fourth Extension Fee,
j.	Extension Test Description,
k.	Extension Spread Increase (Yes/No),
l.	Extension Spread Increase Description,
m.	Exit Fees,
n.	Payment Day of Month,
o.	Payment Date Business Day (Convention),
p.	Payment Grace Period Event of Default,
q.	Payment Grace Period Event of Late Fee,
r.	Balloon Grace Period Event of Default,
s.	Balloon Grace Period Event of Late Fee,
t.	Interest Accrual Period Start,
u.	Interest Accrual Period End,
v.	Interest Rate Adjustment Frequency,
w.	LIBOR Lookback Days,
x.	LIBOR Cap After Extension,
y.	LIBOR Cap Expiration Date,
z.	LIBOR Cap Provider,
aa.	LIBOR Cap Provider Rating (Moody’s/S&P/Fitch),
bb.	Prepayment String,
cc.	Lockout Payments,
dd.	SM Payments,
ee.	Open Payments and
ff.	Prepay Period End Date

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine A Loan that is located on the applicable Source Documents for each of the characteristics listed in a. through ff. above.

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

6.	For the purpose of comparing the:

a. Accrual Basis,

b. Initial Maturity Date,

c. LIBOR Rounding Methodology,

d. LIBOR Floor and

e. LIBOR Cap

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loans that is located on the applicable Source Documents for each of the characteristics listed in a. through e. above.

7.	The Depositor instructed us to use the “Payment Grace Period Event of Late Fee” value that is shown on the Preliminary Data File for the “Balloon Grace Period Event of Late Fee” characteristic, as the mortgage loan agreement and mezzanine A loan agreement Source Documents did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

8.	For the purpose of comparing the “Prepay Period End Date” characteristic, the Depositor instructed us to use the day prior to the first scheduled payment date which occurs during the open period.

9.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the mortgage loan agreement and cash management agreement Source Documents require the property manager at each Property to remit all payments due under their respective management agreements directly to an account controlled by the lender.

10.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In-Place” for the “Cash Management” characteristic if the mortgage loan agreement and cash management agreement Source Documents require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the Mortgage Borrowers or (ii) retained as additional collateral for the Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information and instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Property No.
Property ID
Seller
Loan or Property
Loan Count
# of Props
Loan/Property Name
Mezzanine Debt Original Balance (see Note 1)
Mezzanine Margin (see Note 1)
Trust Asset Original Balance
Trust Asset Cut-off Balance
Trust Asset Initial Maturity Balance
Trust Asset Loan Per Unit
Trust Asset Margin
Trust Asset Interest Rate
Trust Asset Interest Rate (At LIBOR Cap)
Annual Trust Asset Debt Service
Monthly Trust Asset Debt Service
Annual Trust Asset Debt Service (at LIBOR Cap)
Monthly Trust Asset Debt Service (at LIBOR Cap)
Trust Asset NOI DSCR
Trust Asset NCF DSCR
Trust Asset NOI DSCR at LIBOR Cap
Trust Asset NCF DSCR at LIBOR Cap
Trust Asset NOI DY
Trust Asset NCF DY
Current Trust Asset LTV
Maturity Trust Asset LTV
Non Pooled Trust Asset (Rake) Original Balance
Non Pooled Trust Asset (Rake) Cut-off Balance
Rake Margin
B-Note Original Balance
B-Note Cut-off Balance
B-Note Initial Maturity Balance
B-Note Margin
Ground Lease Expiration
Ground Lease Extension Options
Annual Ground Lease Payment

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Ground Lease Escalation Terms
Phase II Date
Lockout End Date
Largest Tenant
Largest Tenant Unit Size
Largest Tenant % of Total SF
Largest Tenant Lease Expiration
2nd Largest Tenant
2nd Largest Tenant Unit Size
2nd Largest Tenant % of Total SF
2nd Largest Tenant Lease Expiration
3rd Largest Tenant
3rd Largest Tenant Unit Size
3rd Largest Tenant % of Total SF
3rd Largest Tenant Lease Expiration
4th Largest Tenant
4th Largest Tenant Unit Size
4th Largest Tenant % of Total SF
4th Largest Tenant Lease Expiration
5th Largest Tenant
5th Largest Tenant Unit Size
5th Largest Tenant % of Total SF
5th Largest Tenant Lease Expiration
Flag
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
Subservicer Fee
CREFC Royalty Fee
Cash/Pmt Collection Function

Exhibit 3 to Attachment A Page 3 of 3

Notes:

1.	With respect to the Mezzanine Loans, the Depositor instructed us to use the information that is shown in the table below for the:
a.	Mezzanine Debt Original Balance and
b.	Mezzanine Margin

characteristics. Additionally, for the purpose of presenting the “Mezzanine Debt Original Balance” and “Mezzanine Margin” characteristics on the Preliminary Data File, the Depositor informed us that:

i.	The “Mezzanine Debt Original Balance” is the combined original balance for the Mezzanine A Loan and Mezzanine B Loan that are shown in the table below,
ii.	The “Mezzanine Margin” is the weighted average of the margins for the Mezzanine A Loan and Mezzanine B Loan that are shown in table below (weighted by the “Mezzanine Debt Original Balance” of the Mezzanine A Loan and Mezzanine B Loan that are shown in the table below) and
iii.	The “Mezzanine Debt Original Balance” is allocated to each related Property based on the combined allocated mezzanine loan original balance for each related Property, as shown on the mezzanine A loan agreement and draft junior mezzanine financing agreement Source Documents, as applicable.

Related To	Characteristic	Provided Value

Mezzanine A Loan	Mezzanine Debt Original Balance	$50,000,000
	Mezzanine Margin	8.50%

Mezzanine B Loan	Mezzanine Debt Original Balance	$37,500,000
	Mezzanine Margin	12.00%

2.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics (including the information described in Note 1 above).